FIXED ASSETS - NET	12 Months Ended
Dec. 31, 2015
FIXED ASSETS - NET [Abstract]
FIXED ASSETS - NET
9.	FIXED ASSETS – NET

Fixed assets, including those held under capital leases, consist of the following:

in millions of $	As of December 31,
	2014	2015

Land and buildings	53.7	218.9
Plant and machinery	118.2	593.4
Furniture, fixtures and office equipment	12.7	23.6
Others	-	0.4
	184.5	836.3
Less: Accumulated depreciation	(75.1)	(120.7)
	109.4	715.6
Construction-in-progress	38.4	161.7
	147.8	877.3

Depreciation expenses were $27.3 million, $29.1 million and $76.9 million for the years ended December 31, 2013, 2014 and 2015, respectively.

The carrying amounts of the Company's fixed assets held under capital leases at respective balance sheet dates were as follows:

in millions of $	As of December 31,
	2014	2015

Plant and machinery	12.1	-
Less: accumulated depreciation	(5.4)	-

	6.7	-

Depreciation of plant and machinery under capital leases was $0.7 million, $5.2 million and $6.1 million, for the years ended December 31, 2013, 2014 and 2015, respectively. Due to the restructuring mentioned in Note 4, the Company terminated the capital leases contracts during the year ended December 31, 2015.

As of December 31, 2015, buildings with a net book value of $53.2 million, and plant and machinery with a net book value of $46.4 million, were pledged for short-term bank borrowings of $95.5 million and long-term bank borrowings of $43.2 million (Note 13). As of December 31, 2014 and 2015, property, plant and equipment with book values of 90.4 million and $207.5 million were pledged for  the Government Loan of $125.0 million and $166.2 million, respectively (Note 13).